Trade receivables - Movement in provision for trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (48)	$ (54)	$ (77)
Transfers with former parent	0	0	4
Provisions for doubtful trade receivables charged to the consolidated income statement	(48)	(17)	(17)
Utilization of provisions for doubtful trade receivables	15	7	16
Reversal of provisions for doubtful trade receivables	14	15	16
Currency translation effects	(1)	1	4
Ending balance	$ (68)	$ (48)	$ (54)